Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sales and operating revenue:
Net sales	¥ 5,691,216	¥ 5,526,611	¥ 6,304,401
Financial services revenue	1,004,623	868,971	798,495
Other operating revenue	105,012	97,630	78,377
Sales and operating revenue, Total	6,800,851	6,493,212	7,181,273
Costs and expenses:
Cost of sales	4,485,425	4,386,447	4,831,363
Selling, general and administrative	1,457,626	1,375,887	1,501,813
Financial services expenses	855,971	736,050	675,788
Other operating (income) expense, net	(235,219)	(59,594)	(13,450)
Costs and Expenses, Total	6,563,803	6,438,790	6,995,514
Equity in net income (loss) of affiliated companies	(6,948)	(121,697)	14,062
Operating income (loss)	230,100	(67,275)	199,821
Other income:
Interest and dividends	21,987	15,101	11,783
Gain on sale of securities investments, net	41,781	671	14,325
Foreign exchange gain, net			9,297
Other	4,888	7,706	9,561
Other income, Total	68,656	23,478	44,966
Other expenses:
Interest	26,657	23,432	23,909
Loss on devaluation of securities investments	7,724	3,604	7,669
Foreign exchange loss, net	10,360	5,089
Other	8,334	7,264	8,196
Other expenses, Total	53,075	39,389	39,774
Income (loss) before income taxes	245,681	(83,186)	205,013
Income taxes:
Current	75,734	108,545	117,918
Deferred	65,771	206,694	307,421
Income tax expense, Total	141,505	315,239	425,339
Net income (loss)	104,176	(398,425)	(220,326)
Less - Net income attributable to noncontrolling interests	61,142	58,235	39,259
Net income (loss) attributable to Sony Corporation's stockholders	¥ 43,034	¥ (456,660)	¥ (259,585)
Net income (loss) attributable to Sony Corporation's stockholders
- Basic	¥ 42.80	¥ (455.03)	¥ (258.66)
- Diluted	¥ 40.19	¥ (455.03)	¥ (258.66)
Cash dividends	¥ 25.00	¥ 25.00	¥ 25.00